Long-Term Debt Obligations - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 14, 2019	Apr. 30, 2018	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Apr. 28, 2018	Apr. 28, 2017	Mar. 31, 2017	Mar. 21, 2017
Letter of credit sub facility				$ 39,353		$ 33,484
Debt Issuance Costs, Net				$ 334		366	$ 762
Loss on the extinguishment of loan					$ (1,862)	$ (1,862)	(2,095)
ML Agreement [Member]
Letter of credit sub facility										$ 16,000
Maximum borrowing capacity									$ 20,000	$ 20,000
Percentage of final payment fee										6.50%
Loss on the extinguishment of loan			$ (1,862)		1,862
Repayment under Master Lease Agreement	$ 17,649		$ 17,649
ML Agreement [Member] | Repaid Before Two Years [Member]
Prepayment fees									3.00%
ML Agreement [Member] | Repaid After Two years [Member]
Prepayment fees									2.00%
2017 Credit Agreement
Letter of credit sub facility	26,541
Future revolving borrowings							$ 3,516
Additional fund		$ 5,000
Maximum borrowing capacity		35,000
2019 Credit Agreement
Term Loan Facility, financial covenants				maintain Minimum Liquidity equal to the greater of (i) 6 months Monthly Burn and (ii) $10,000.		maintain Minimum Liquidity (as defined in the 2019 Credit Agreement) equal to the greater of (i) 6 months Monthly Burn (as defined in the 2019 Credit Agreement) and (ii) $10,000.
Maximum borrowing capacity	100,000					$ 100,000
2019 Credit Agreement | Tranche One [Member]
Aggregate principal amount	$ 40,000
2019 Credit Agreement | Tranche Two [Member]
Aggregate principal amount					10,000
Term Loan Facility, financial covenants	Borrower's achievement of trailing twelve month Consolidated Revenue of not less than $221,250 and a trailing three month Adjusted EBITDA (as defined in the 2019 Credit Agreement) loss not in excess of $5,000;
Term Loan [Member] | 2017 Credit Agreement
Maximum borrowing capacity		$ 5,000
Term Loan [Member] | 2019 Credit Agreement
Debt Instrument final payment				$ 3,900
Debt Issuance Costs, Net				$ 554
Debt Instrument, Basis Spread on Variable Rate	3.75%					3.75%
Debt Instrument Interest Rate				9.25%
Debt Instrument, Description of Variable Rate Basis	annum interest rate equal to the greater of 3.75% above the Wall Street Journal Prime Rate and 9.25%.					interest rate equal to 3.75% above the Wall Street Journal Prime Rate
Prepayment premium percentage	0.50%
Outstanding borrowings				$ 60,000
Interest Payable Non Current				1,541		$ 681
Term Loan [Member] | 2019 Credit Agreement | Repaid After One year Before Two Years [Member]
Prepayment premium percentage	6.50%					2.00%
Term Loan [Member] | 2019 Credit Agreement | Repaid After Two year Before Three Years [Member]
Prepayment premium percentage	2.50%					1.00%
Term Loan [Member] | 2019 Credit Agreement | Repaid After Three Years [Member]
Prepayment premium percentage	1.50%					0.00%
Term Loan [Member] | 2019 Credit Agreement | Tranche One [Member]
Aggregate principal amount	$ 40,000
Term Loan [Member] | 2019 Credit Agreement | Tranche Two [Member]
Aggregate principal amount					$ 10,000
Term Loan [Member] | 2019 Credit Agreement | Tranche Three [Member]
Aggregate principal amount								$ 10,000
Revolving Credit Facility [Member] | 2017 Credit Agreement
Letter of credit sub facility												$ 30,000
Maximum borrowing capacity											$ 30,000
Revolving Credit Facility [Member] | 2019 Credit Agreement
Letter of credit sub facility	$ 40,000			39,353		$ 33,484
Future revolving borrowings				0		$ 6,516
Debt Issuance Costs, Net				$ 370
Debt Instrument Interest Rate				5.50%
Advance outstanding amount revolving facility	25.00%
Unused Line Fee	0.25%
Revolving Credit Facility [Member] | 2019 Credit Agreement | Repaid After One year Before Two Years [Member]
Termination fee percentage	3.00%
Revolving Credit Facility [Member] | 2019 Credit Agreement | Repaid After Two year Before Three Years [Member]
Termination fee percentage	2.00%
Revolving Credit Facility [Member] | 2019 Credit Agreement | Repaid After Three Years [Member]
Termination fee amount	$ 0